Share Capital - Summary of Warrants Outstanding (Details) - $ / shares	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of classes of share capital [line items]
Warrants (in shares)	1,078,747	1,982,156	595,215
Exercise Price Range One
Disclosure of classes of share capital [line items]
Warrants (in shares)	550,555
Exercise Price Range One | Bottom of range
Disclosure of classes of share capital [line items]
Exercise price of outstanding warrants (in CAD per share)	$ 16.36
Exercise Price Range One | Top of range
Disclosure of classes of share capital [line items]
Exercise price of outstanding warrants (in CAD per share)	$ 48.00
Exercise Price Range Two
Disclosure of classes of share capital [line items]
Warrants (in shares)	528,192
Exercise Price Range Two | Bottom of range
Disclosure of classes of share capital [line items]
Exercise price of outstanding warrants (in CAD per share)	$ 112.44
Exercise Price Range Two | Top of range
Disclosure of classes of share capital [line items]
Exercise price of outstanding warrants (in CAD per share)	$ 116.09